Principal Accounting Policies - Accounts Receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Principal Accounting Policies
Net decrease in retained earnings	$ (569,851)	$ (574,848)
Cash settlement from commercial banks period	6 months
Bank acceptance notes, endorsed	$ 1,991	670	$ 0
Bank acceptance notes, transferred without recourse	$ 0	$ 0	$ 4,620
Accounting Standards Update 2016-13 | Adjustment
Principal Accounting Policies
Net decrease in retained earnings				$ 460